UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2006

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $1,089,516,066.

1. Organization and Significant Accounting Policies

Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (74.1% November 30, 2006) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 101.4%
Alaska — 0.4%
$ 5,820,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank
		of America, 3.630%, 12/7/06 (a)	$5,820,000

Arizona — 2.0%
2,125,000	A-1+	Arizona Health Facilities Authority Revenue, Refunding Banner Health,
		Series C, FGIC-Insured, 3.750%, 12/20/06 (a)	2,125,000
3,000,000	NR	Glendale, AZ, IDA, 3.580% due 1/11/07	3,000,000
8,700,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project,
		Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.480%,
		12/6/06 (a)	8,700,000
15,905,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona
		University Projects, FGIC-Insured, 3.500%, 12/6/06 (a)	15,905,000

		Total Arizona	29,730,000

Arkansas — 0.3%
5,100,000	A-1	Osceola, AR Solid Waste District Revenue, Plum Point Energy Associates
		LLC Project, LOC-Credit Suisse, 3.520%, 12/7/06 (a)	5,100,000

California — 1.5%
1,000,000	A-1+	California HFA Revenue, Series Q, LOC-Bank of Nova ScotiaTrust Co.,
		3.560%, 12/6/06 (a)(b)	1,000,000
9,000,000	A-1+	California State Department Water Reservoir Power Supply Revenue, Putters,
		Series 344, AMBAC-Insured, 3.480%, 12/7/06 (a)	9,000,000
1,100,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated
		Series A-8, 3.340%, 12/7/06 (a)	1,100,000
4,100,000	VMIG1(c)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.480%, 12/7/06 (a)	4,100,000
6,800,000	VMIG1(c)	San Francisco City & County Airports Commission, Putters Series 1569,
		LOC-JPMorgan Chase, 3.480%, 12/7/06 (a)	6,800,000

		Total California	22,000,000

Colorado — 1.8%
		Colorado Educational & Cultural Facilities Authority:
1,140,000	VMIG1(c)	Akiba Academy of Dallas, LOC-Bank of America, 3.650%, 12/1/06 (a)	1,140,000
2,500,000	VMIG1(c)	Daughters of Israel Inc., LOC-Bank of America, 3.650%, 12/1/06 (a)	2,500,000
2,200,000	VMIG1(c)	JFMC Facilities Corp., LOC-Bank of America, 3.650%, 12/1/06 (a)	2,200,000
500,000	VMIG1(c)	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.650%, 12/1/06
		(a)	500,000
		National Jewish Federal Program:
100,000	VMIG1(c)	Series A-8, LOC-Bank of America, 3.650%, 12/1/06 (a)	100,000
130,000	VMIG1(c)	Series B-2, LOC-National City Bank, 3.650%, 12/1/06 (a)	130,000
		Colorado Educational & Cultural Facilities Authority Revenue:
		National Jewish Federation Bond Program:
2,455,000	VMIG1(c)	Series A-1, LOC-Bank of America, 3.650%, 12/1/06 (a)	2,455,000
400,000	VMIG1(c)	Series A-7, LOC-Bank of America, 3.650%, 12/1/06 (a)	400,000
		Refunding:
12,100,000	VMIG1(c)	National Jewish Federal Building, Series D-1, LOC-JPMorgan
		Chase, 3.650%, 12/1/06 (a)	12,100,000
4,750,000	VMIG1(c)	National Jewish Federation Bond Program, Series C-3, LOC-U.S.
		Bank NA, 3.650%, 12/1/06 (a)	4,750,000

		Total Colorado	26,275,000

Connecticut — 0.4%
5,800,000	NR	New Haven, CT, GO, 3.500%, 12/4/06 (a)	5,800,000

Delaware — 0.1%
1,005,000	A-1+	Kent County, DE, Delaware State University Student Housing, Series B,
		LOC-Wachovia Bank NA, 3.480%, 12/7/06 (a)	1,005,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

District of Columbia — 4.3%
$ 2,950,000	VMIG1(c)	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
		Project, LOC-Wachovia Bank, 3.530%, 12/6/06 (a)	$2,950,000
		District of Columbia Revenue:
265,000	A-1+	American Psychological Association, LOC-Bank of America, 3.550%,
		12/7/06 (a)	265,000
1,600,000	VMIG1(c)	National Public Radio Inc., LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	1,600,000
10,000,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	10,000,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured,
		3.510%, 12/6/06 (a)	9,000,000
		Metropolitan Washington Airports Authority:
12,000,000	NR	3.700% due 12/13/06	12,000,000
15,400,000	NR	Series 2005-A, 3.600% due 2/8/07	15,400,000
12,000,000	NR	Series 2005-C, 3.580% due 12/11/06	12,000,000

		Total District of Columbia	63,215,000

Florida — 3.4%
8,000,000	A-1+	Collier County, FL, IDA, IDR, Avenue Maria Utility Co. Project, LOC-
		SunTrust Bank, 3.540%, 12/6/06 (a)	8,000,000
450,000	VMIG1(c)	Florida Housing Finance Corp. Multi-Family Revenue, Refunding Mortgage
		Victoria Park, Series J-1, LIQ-FNMA, 3.480%, 12/7/06 (a)	450,000
15,000,000	A-1+	Highlands County, FL, Health Facilities Authority Revenue, Refunding,
		Hospital Adventist Health, Series A, FSA-Insured, SPA-Dexia Credit
		Local, 3.480%, 12/7/06 (a)	15,000,000
7,000,000	VMIG1(c)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-
		Bank of America, 3.630%, 12/7/06 (a)	7,000,000
3,300,000	VMIG1(c)	Jacksonville, FL, HFA, MFH, Revenue, Refunding, St. Augustine
		Apartments, LIQ-FNMA, 3.490%, 12/6/06 (a)	3,300,000
10,500,000	VMIG1(c)	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust
		Bank, 3.490%, 12/6/06 (a)	10,500,000
5,150,000	AAA	Miami Dade County, FL, School Board, Series A, AMBAC-Insured, 5.000%
		due 4/1/07	5,174,411

		Total Florida	49,424,411

Georgia — 4.7%
2,500,000	A-1+	Atlanta, GA, Airport Revenue, Refunding, General Series, MBIA-Insured,
		SPA-Landesbank Baden-Wurttemberg, 3.480%, 12/7/06 (a)	2,500,000
7,500,000	VMIG1(c)	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA
		Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	7,500,000
4,900,000	VMIG1(c)	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.
		Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	4,900,000
6,600,000	VMIG1(c)	Floyd County, GA, Development Authority Revenue, Berry College Project,
		LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	6,600,000
		Fulton County, GA, Development Authority Revenue:
18,000,000	A-1+	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.490%, 12/6/06 (a)	18,000,000
18,000,000	VMIG1(c)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	18,000,000
9,000,000	VMIG1(c)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06
		(a)	9,000,000
2,720,000	VMIG1(c)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
		Project, LOC-SunTrust Bank, 3.590%, 12/6/06 (a)(b)	2,720,000

		Total Georgia	69,220,000

Illinois — 11.5%
2,680,000	VMIG1(c)	Aurora, IL, Keson Inds Inc. Project, LOC-Harris National Association,
		3.630%, 12/7/06 (a)	2,680,000
		Chicago, IL:
4,460,000	A-1+	John Hofuelster & Son Inc., 3.630%, 12/7/06 (a)	4,460,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Illinois — 11.5% (continued)
$ 2,620,000	A-1+	Renaissance Center LP, Series A, LOC-Harris National Association,
		3.630%, 12/7/06 (a)	$2,620,000
1,300,000	A-1+	Renaissance Center LP, Series B, LOC-Harris National Association,
		3.630%, 12/7/06 (a)	1,300,000
		GO:
29,996,000	VMIG1(c)	Certificates, Series ZC-1, FGIC-Insured, 3.730%, 12/7/06 (a)	29,996,000
5,600,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.490%, 12/7/06 (a)	5,600,000
34,320,000	A-1+	Multifamily Housing Revenue, Central Station Project, Series A, LIQ
		FAC-Fannie Mae, 3.540%, 12/7/06 (a)	34,320,000
1,330,000	F1+(d)	O'Hare International Airport Revenue, PT-98, 3.550%, 12/7/06 (a)(b)	1,330,000
3,000,000	NR	Park District, Corp. Purpose TAN, 4.500% due 3/15/07	3,006,456
9,360,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project,
		LOC-LaSalle Bank NA, 3.500%, 12/7/06 (a)	9,360,000
4,130,000	A-1+	Elmhurst, IL, Joint Community Accured Health Center, 3.500% due 12/7/06	4,130,000
3,375,000	A-1+	Fulton, IL, Drives-Inc., 3.630%, 12/7/06 (a)	3,375,000
10,500,000	VMIG1(c)	Grundy Kendall & Will Counties, IL, Community High School District 111,
		GO, Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.500%, 12/6/06
		(a)	10,500,000
2,000,000	A-1+	Illinois Development Finance Authority Revenue, Residential Rental, LIQ-
		FHLMC, 3.720%, 12/1/06 (a)	2,000,000
		Illinois Finance Authority:
7,300,000	VMIG1(c)	Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank,
		3.450%, 12/7/06 (a)	7,300,000
8,000,000	A-1	Saint Xavier University Project, LOC-Lasalle Bank N.A., 3.500%,
		12/7/06 (a)	8,000,000
		Illinois Finance Authority Revenue:
4,125,000	VMIG1(c)	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.500%,
		12/7/06 (a)	4,125,000
4,305,000	A-1	Resurrection Health, Series C, LOC-Lasalle Bank N.A., 3.460%, 12/7/06
		(a)	4,305,000
7,625,000	A-1	Illinois Health Facilities Authority, Swedish Covenant Hospital, Series B,
		LOC-LaSalle Bank, 3.460%, 12/6/06 (a)	7,625,000
1,000,000	A-1+	Illinois Housing Development Authority Revenue, Danbury Court Apartment-
		Phase II-B, LOC-Federal Home Loan Bank, 3.550%, 12/7/06 (a)	1,000,000
10,250,000	A-1	Illinois State, GO, Series 534, FGIC-Insured, 3.520%, 12/7/06 (a)	10,250,000
5,855,000	F1+(d)	Northern Illinois University, GO, P-Floats, PT-2640, FGIC-Insured, Credit
		Enhanced by Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	5,855,000
2,495,000	VMIG1(c)	Romeoville, IL Revenue, Refunding, Lewis University, LOC-JPMorgan
		Chase, 3.650%, 12/1/06 (a)	2,495,000
2,000,000	A-1+	University of Illinois, University Revenue, Refunding, UIC South Campus
		Project, Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.460%,
		12/6/06 (a)	2,000,000
1,365,000	A-1+	Village of Arlington Heights, IL, Series 3e, Graphics and Printing Project,
		LOC-Harris National Association, 3.630%, 12/7/06 (a)	1,365,000

		Total Illinois	168,997,456

Indiana — 2.6%
6,000,000	A-1+	Indiana Health Facilities Financing Authority Revenue, Ascension Health,
		Series A-2, 3.620%, 6/1/07 (a)	6,000,000
5,000,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding,
		Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland, 3.530%,
		12/6/06 (a)	5,000,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project,
		Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.500%, 12/7/06 (a)	21,980,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Indiana — 2.6% (continued)
$ 5,970,000	A-1+	Mitchell, IN, School Building Corp., GO, P Floats PT-2727, MBIA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	$5,970,000

		Total Indiana	38,950,000

Iowa — 1.1%
2,500,000	A-1+	Iowa Finance Authority, Single Family Mortgage Bonds, 2004 Series B,
		3.570%, 12/7/06 (a)(b)	2,500,000
14,000,000	SP-1+	Iowa State, GO, 4.250% due 6/29/07	14,056,980

		Total Iowa	16,556,980

Kansas — 0.3%
2,590,000	A-1+	Kansas State Department of Transportation Highway Revenue, Refunding,
		Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.500%, 12/7/06 (a)	2,590,000
1,495,000	A-1+	Kansas State Development Finance Authority Lease Revenue, Kansas
		Department of Administration, Series J-2, LIQ-Kansas State Investment,
		3.650%, 12/1/06 (a)	1,495,000

		Total Kansas	4,085,000

Kentucky — 0.0%
100,000	A-1+	Kentucky Housing Corp., Housing Revenue, Series G, SPA-Kentucky
		Housing Corp., 3.500%, 12/7/06 (a)	100,000

Louisiana — 1.2%
3,400,000	P-1(c)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue,
		Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.580%,
		12/6/06 (a)(b)	3,400,000
4,100,000	A-1+	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
		WPT Corp. Project, LOC-Bank of America, 3.580%, 12/6/06 (a)	4,100,000
10,000,000	A-1+	St. Charles Parish, LA, PCR, Shell Oil Co. Norco Project, 3.700%, 12/1/06
		(a)(b)	10,000,000

		Total Louisiana	17,500,000

Maine — 0.3%
2,800,000	A-1+	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project, LOC-
		Bank of America, 3.550%, 12/7/06 (a)	2,800,000
2,060,000	A-1	Maine Health & Higher EFA Revenue, Series B, AMBAC-Insured, SPA-KBC
		Bank N.V., 3.500%, 12/6/06 (a)	2,060,000

		Total Maine	4,860,000

Maryland — 2.4%
10,000,000	NR	Anne Arundel County, MD, BAN, GO, TECP, Series A, SPA-Westdeutsche
		Landesbank, 3.570% due 2/1/07	10,000,000
10,000,000	NR	Baltimore County, MD, GO, Public Improvement BAN, Series 95, TECP,
		LIQ-Westdeutsche Landesbank Girozentrale, 3.600% due 1/4/07	10,000,000
5,710,000	VMIG1(c)	Howard County, MD, Multi-Family Revenue, Sherwood Crossing
		Apartments, LIQ-FNMA, 3.480%, 12/7/06 (a)	5,710,000
6,000,000	VMIG1(c)	Maryland State Health & Higher EFA Revenue, Gilman School, LOC-
		SunTrust Bank, 3.480%, 12/6/06 (a)	6,000,000
3,180,000	A-1+	Montgomery County, MD, GO, BAN, Series A, 3.750%, 12/1/06 (a)	3,180,000

		Total Maryland	34,890,000

Massachusetts — 2.8%
10,377,906	MIG1(c)	Everett, MA, GO, BAN, 4.250% due 2/1/07	10,391,539
3,000,000	AAA	Massachusetts Municipal Wholesale Electric Co. Power Supply System
		Revenue, Series A, MBIA-Insured,, Project 6, 5.000% due 7/1/07	3,020,960
1,000,000	A-1	Massachusetts State DFA, Brooksby Village Inc. Project, LOC-LaSalle Bank,
		3.470%, 12/7/06 (a)	1,000,000
		Massachusetts State HEFA:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Massachusetts — 2.8% (continued)
$ 21,325,000	A-1+	Partners Healthcare Systems, Series F4, SPA-Bank of America, 3.470%,
		12/7/06 (a)	$21,325,000
1,015,000	A-1+	Revenue, Williams College, Series J, 3.500%, 12/7/06 (a)	1,015,000
4,728,985	NR	Milford MA, GO, BAN, 4.500% due 12/18/06	4,731,138

		Total Massachusetts	41,483,637

Michigan — 2.0%
		Detroit, MI:
		City School District GO:
1,960,000	A-1+	P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch Capital Services
		Inc., 3.520%, 12/7/06 (a)	1,960,000
1,735,000	A-1+	Series 388, FGIC-Insured, 3.520%, 12/7/06 (a)	1,735,000
5,000,000	A-1+	Sewer Disposal, Revenue, Systems Second Lien, Series A, FGIC-Insured,
		SPA-Depfa Bank PLC, 3.480%, 12/7/06 (a)	5,000,000
1,000,000	A-1+	Ecorse, MI, Public School District GO, P Floats Pt-2680, FSA/Q-SBLF-
		Insured, Credit Enhanced by Merrill Lynch Capital Services Inc.,
		3.520%, 12/7/06 (a)	1,000,000
6,000,000	SP-1+	Kalamazoo, MI, GO, TAN, 4.250% due 12/1/06	6,000,000
6,865,000	F1+(d)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	6,865,000
200,000	A-1	Royal Oak Michigan Hospital Finance Authority Revenue, Refunding,
		William Beaumont, Series U, AMBAC-Insured, SPA-Morgan Stanley,
		3.600%, 12/1/06 (a)	200,000
4,150,000	A-1+	University of Michigan, Hospital, Series B, 3.470%, 12/7/06 (a)	4,150,000
1,900,000	A-1+	University of Michigan Revenue, Refunding, Hospital, Series A, 3.570%,
		12/1/06 (a)	1,900,000

		Total Michigan	28,810,000

Minnesota — 1.8%
4,805,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		3.480%, 12/6/06 (a)	4,805,000
16,619,000	NR	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, Series
		A, 3.570% due 1/9/07	16,619,000
5,000,000	VMIG1(c)	Minnetonka, MN, Multifamily Housing Revenue, Refunding-Minnetonka
		Hills Apartments, LIQ-Fannie Mae, 3.500%, 12/7/06 (a)	5,000,000

		Total Minnesota	26,424,000

Mississippi — 0.6%
9,400,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County
		Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada,
		3.480%, 12/7/06 (a)	9,400,000

Missouri — 0.6%
2,500,000	A-1	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project,
		LOC-Lasalle Bank N.A., 3.550%, 12/7/06 (a)	2,500,000
4,100,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson
		Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase,
		3.650%, 12/1/06 (a)	4,100,000
2,100,000	A-1+	University of Missouri, University Revenues, System Facilities, Series A,
		3.650%, 12/1/06 (a)	2,100,000

		Total Missouri	8,700,000

Nebraska — 3.3%
1,320,000	A-1+	Nebraska Investment Finance Authority Single Family Housing Revenue,
		Series C, SPA-FHLB, 3.580%, 12/6/06 (a)	1,320,000
12,000,000	NR	Nebraska Public Power District, Series A, 3.480% due 12/8/06	12,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Nebraska — 3.3% (continued)
$ 35,000,000	NR	Omaha Public Power District, 3.500% due 12/6/06	$35,000,000

		Total Nebraska	48,320,000

Nevada — 2.5%
		Las Vegas Valley Water District:
32,900,000	NR	3.480% due 12/5/06	32,900,000
3,500,000	NR	3.600% due 1/9/07	3,500,000

		Total Nevada	36,400,000

New Jersey — 2.2%
6,005,000	F1+(d)	Moorestown Township, NJ School District, GO, P-Floats PT-2777, MBIA-
		Insured, SPA-Merrill Lynch Capital Services Inc., 3.510%, 12/7/06 (a)	6,005,000
4,800,000	F1+(d)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961,
		FGIC-Insured, 3.500%, 12/7/06 (a)	4,800,000
4,953,500	F1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-
		CR-Insured, Credit Enhanced by Morgan Stanley, 3.500%, 12/7/06 (a)	4,953,500
8,923,000	NR	Randolph Township, NJ, GO, BAN, 4.250% due 2/23/07	8,935,984
7,470,000	MIG1(c)	Township of Brick, NJ, GO, BAN, 4.250% due 12/7/06	7,471,169

		Total New Jersey	32,165,653

New York — 4.3%
		Metropolitan Transportation Authority of New York Revenue, TECP, LOC-
		ABN AMRO:
5,000,000	NR	3.570% due 12/1/06	5,000,000
20,000,000	NR	3.600% due 2/6/07	20,000,000
		New York City, NY, TFA:
5,800,000	A-1+	New York City Recovery Project, Series 1, Subordinated Series 1B, LIQ-
		Societe Generale, 3.480%, 12/6/06 (a)	5,800,000
17,400,000	A-1+	New York City Recovery, Series 3, Subordinated Series 3-G, SPA-Bank
		of New York, 3.520%, 12/6/06 (a)	17,400,000
3,875,000	A-1+	Subordinated Series 2B, LIQ-Dexia Credit Local, 3.480%, 12/6/06 (a)	3,875,000
3,400,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series
		B, LOC-Bayerische Landesbank, 3.480%, 12/6/06 (a)	3,400,000
7,000,000	A-1+	Triborough Bridge & Tunnel Authority, Revenue, Refunding, Subordinated
		Series B-2, SPA-Dexia Credit Local, 3.420%, 12/7/06 (a)	7,000,000

		Total New York	62,475,000

North Carolina — 1.9%
		New Hanover County, NC:
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.550%, 12/7/06 (a)	6,750,000
9,700,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-
		Insured, SPA-Wachovia Bank, 3.480%, 12/6/06 (a)	9,700,000
5,000,000	A-1+	North Carolina Capital Facilities Finance Agency, Duke Energy Carolinas
		Project B, SPA-Wachovia Bank, 3.510%, 12/7/06 (a)	5,000,000
4,000,000	A-1+	North Carolina State Education Assistance Authority, Student Loan, Series A-
		1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.520%, 12/7/06 (a)	4,000,000
		North Carolina State, GO:
1,118,000	A-1+	Public Improvement Series D, SPA-Landesbank Hessen-Thuringen,
		3.500%, 12/6/06 (a)	1,118,000
1,250,000	AAA	Refunding, Series E, 4.000% due 2/1/07	1,250,783

		Total North Carolina	27,818,783

Ohio — 3.7%
830,000	A-1+	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research
		Building Project, LOC-Fifth Third Bank, 3.500%, 12/6/06 (a)	830,000
		Franklin County, OH, Hospital Revenue, The Childrens Hospital Project:
17,245,000	VMIG1(c)	AMBAC-Insured, SPA-National City Bank, 3.480%, 12/7/06 (a)	17,245,000
10,000,000	VMIG1(c)	AMBAC-Insured, 3.480%, 12/7/06 (a)	10,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Ohio — 3.7% (continued)
$ 9,000,000	A-1+	Ohio State, Air Quality Development Authority Revenue, Akron Steel, Series
		A, LOC-ABN AMRO Bank NV, 3.610%, 12/6/06 (a)(b)	$9,000,000
3,535,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.480%, 12/6/06 (a)	3,535,000
13,145,000	NR	Ohio State University, 3.480% due 12/5/06	13,145,000

		Total Ohio	53,755,000

Oklahoma — 0.8%
12,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds &
		Notes, Series A, MBIA-Insured, 3.530%, 12/6/06 (a)(b)	12,000,000

Pennsylvania — 9.7%
6,500,000	VMIG1(c)	Central York School District, GO, Series A, FSA-Insured, 3.500%, 12/7/06
		(a)	6,500,000
12,215,000	F1+(d)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury
		Obligated Group, LOC-KBC Bank N.V., 3.500%, 12/7/06 (a)	12,215,000
4,725,000	A-1+	Delaware County Authority/PA, Dunwoody Village Inc., 3.490%, 12/7/06 (a)	4,725,000
22,275,000	A-1+	Harrisburg, PA, Authority School Revenue, Harrisburg Project, AMBAC-
		Insured, SPA-Westdeutsche Landesbank AG, 3.480%, 12/7/06 (a)	22,275,000
1,700,000	VMIG1(c)	Lancaster County, PA, GO, FSA-Insured, 3.490%, 12/7/06 (a)	1,700,000
6,950,000	VMIG1(c)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura
		Bank, 3.500%, 12/7/06 (a)	6,950,000
5,400,000	A-1+	Montgomery County Industrial Development Authority/PA, Philadelphia
		Presbyterian, 3.500%, 12/7/06 (a)	5,400,000
4,260,000	VMIG1(c)	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa Bank PLC,
		3.500%, 12/7/06 (a)	4,260,000
6,745,000	A-1+	Pennsylvania State GO, PA 895, FGIC-Insured, 3.510%, 12/7/06 (a)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series
		366, MBIA-Insured, 3.520%, 12/7/06 (a)	4,995,000
		Philadelphia, PA:
3,400,000	VMIG1(c)	Authority for Industrial Development Revenue, The Franklin Institute
		Project, LOC-Bank of America, 3.500%, 12/7/06 (a)	3,400,000
10,000,000	NR	Gas Works Revenue, 3.540% due 12/8/06	10,000,000
		Hospitals & Higher EFA:
3,000,000	A-1+	Hospital Revenue, Children's Hospital Project Series A, SPA-
		JPMorgan Chase, 3.630%, 12/1/06 (a)	3,000,000
10,750,000	A-1	Revenue, Temple University Health, Series B, LOC-PNC Bank,
		3.500%, 12/7/06 (a)	10,750,000
14,500,000	A-1+	Temple University Health, Series A, LOC-Wachovia Bank, 3.530%,
		12/7/06 (a)	14,500,000
6,230,000	VMIG1(c)	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia
		Bank N.A., 3.500%, 12/7/06 (a)	6,230,000
19,200,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C,
		3.500%, 12/6/06 (a)	19,200,000

		Total Pennsylvania	142,845,000

Puerto Rico — 0.2%
3,200,000	A-1+	Puerto Rico, Electric Power Authority Revenue, PART, MSTC, Series SGA
		43, MBIA-Insured, SPA-Societe Generale, 3.450%, 12/6/06 (a)	3,200,000

South Carolina — 2.3%
6,700,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
		LOC-SunTrust Bank, 3.490%, 12/7/06 (a)	6,700,000
9,100,000	F1+(d)	South Carolina EFA for Private Non Profit Institutions, Columbia College
		Project, LOC- Bank of America, 3.550%, 12/7/06 (a)	9,100,000
		South Carolina Jobs EDA:
4,875,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-
		Wachovia Bank, 3.480%, 12/7/06 (a)	4,875,000
7,000,000	VMIG1(c)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.540%,
		12/6/06 (a)(b)	7,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

South Carolina — 2.3% (continued)
$ 3,745,000	A-1+	South Carolina State Housing Finance & Development Authority Multi-
		Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank,
		3.530%, 12/7/06 (a)	$3,745,000
2,470,000	A-1	South Carolina Transportation Infrastructure Bank Revenue, Series 316,
		AMBAC-Insured, 3.520%, 12/7/06 (a)	2,470,000

		Total South Carolina	33,890,000

South Dakota — 0.4%
6,210,000	A-1+	South Dakota Economic Development Finance Authority, Hastings Filters
		Inc., 3.630%, 12/7/06 (a)	6,210,000

Tennessee — 4.5%
		Blount County, TN, Public Building Authority, Local Government Public
		Improvement:
2,200,000	VMIG1(c)	Series A-1B, AMBAC-Insured, LOC-KBC Bank NV, 3.650%, 12/1/06
		(a)	2,200,000
1,470,000	VMIG1(c)	Series A-2F, LOC-KBC Bank NV, 3.650%, 12/1/06 (a)	1,470,000
2,660,000	VMIG1(c)	Series A-2H, LOC-KBC Bank NV, 3.650%, 12/1/06 (a)	2,660,000
1,600,000	VMIG1(c)	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.650%, 12/1/06 (a)	1,600,000
1,800,000	VMIG1(c)	Series A-F, AMBAC-Insured, LOC-KBC Bank NV, 3.650%, 12/1/06 (a)	1,800,000
2,100,000	VMIG1(c)	Series A-2C, AMBAC-Insured, LOC-KBC Bank NV, 3.650%, 12/1/06
		(a)	2,100,000
2,630,000	VMIG1(c)	Jackson, TN, Energy Authority, Gas System Revenue, LIQ-SunTrust Bank,
		FSA-Insured, 3.480%, 12/6/06 (a)	2,630,000
2,000,000	AA	Knoxville, TN, GO, Refunding Series B, 5.000% due 5/1/07	2,012,114
13,830,000	A-1+	Memphis, TN, Electric Systems Revenue, Series 378, MBIA-Insured, LIQ-
		JPMorgan Chase, 3.520%, 12/7/06 (a)	13,830,000
		Metropolitan Government of Nashville & Davidson County, TN:
4,900,000	A-1+	HEFA, Vanderbilt University, Series A-1, 3.450%, 12/7/06 (a)	4,900,000
7,900,000	NR	TECP, Vanderbilt University, Series 4A, 3.500% due 12/5/06	7,900,000
4,250,000	VMIG1(c)	Morristown, TN, Industrial Development Board Revenue, Industrial
		Automotive Products, LOC-Landesbank Baden, 3.590%, 12/6/06 (a)(b)	4,250,000
		Sevier County, TN, Public Building Authority, Local Government Public
		Improvement:
2,900,000	A-1+	Series 6-A1, SPA-Depfa Bank PLC, 3.640%, 12/1/06 (a)	2,900,000
2,000,000	VMIG1(c)	Series VI D-3, AMBAC-Insured, SPA-Depfa Bank PLC, 3.650%,
		12/1/06 (a)	2,000,000
7,000,000	VMIG1(c)	Sumner County, TN, GO, Jail Capital Outlay Extension Notes, LOC-SunTrust
		Bank, 3.480%, 12/6/06 (a)	7,000,000
7,230,000	VMIG1(c)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue,
		Tusculum College Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	7,230,000

		Total Tennessee	66,482,114

Texas — 8.1%
8,625,000	A-1+	Austin, TX, Water & Wastewater System Revenue, FSA-Insured, SPA-
		Landesbank Baden-Wurttemberg, 3.480%, 12/7/06 (a)	8,625,000
6,250,000	VMIG1(c)	Brazos River Authority Texas PCR, Refunding TXU-A-Remarketed 1/3/05,
		LOC-Wachovia Bank, 3.550%, 12/6/06 (a)(b)	6,250,000
		Dallas, TX, Area Rapid Transit:
5,000,000	NR	3.570% due 1/5/07	5,000,000
10,000,000	NR	Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden-
		Wurttemberg, 3.650% due 2/20/07	10,000,000
2,265,000	F1+(d)	Garland, TX Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-
		Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	2,265,000
900,000	A-1+	Harris County, TX, Health Facilities Development Corp. Revenue, Refunding,
		Methodist Hospital Systems, Series A, 3.650%, 12/1/06 (a)	900,000
		Houston, TX:

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Texas — 8.1% (continued)
$ 3,400,000	NR	Higher Educational Finance Corp., Rice University TECP, Series A,
		3.500% due 12/1/06	$3,400,000
4,000,000	NR	TECP, Series A, 3.530% due 12/8/06	4,000,000
5,560,000	F1+(d)	McKinney, TX GO, P-Floats PT-2722, 3.520%, 12/7/06 (a)	5,560,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System
		Revenue, Series B, FSA-Insured, 3.500%, 12/6/06 (a)	15,700,000
10,000,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority,
		Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.500%, 12/6/06 (a)	10,000,000
7,285,000	A-1+	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	7,285,000
635,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue,
		Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.480%, 12/7/06 (a)	635,000
17,110,000	SP-1+	Texas State, TRAN, GO, 4.500% due 8/31/07	17,227,165
1,650,000	NR	Texas Technical University Revenue Financing System, TECP, Series A,
		3.620% due 2/1/07	1,650,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC,
		3.820%, 8/1/07 (a)	20,000,000

		Total Texas	118,497,165

Utah — 3.6%
800,000	A-1	Carbon County, UT, PCR, Refunding Pacificorp Projects, AMBAC-Insured,
		3.620%, 12/1/06 (a)	800,000
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
11,500,000	A-1+	Series B, 3.460%, 12/7/06 (a)	11,500,000
7,700,000	A-1+	Series D, 3.670%, 12/1/06 (a)	7,700,000
		Utah Housing Corp. Single Family Mortgage Revenue:
8,340,000	A-1+	Series A-1, Class I, SPA-Westdeutsche Landesbank, 3.580%, 12/6/06 (a)	8,340,000
4,805,000	A-1+	Series D, Class 1, LIQ-Bayerische Landesbank, 3.580%, 12/6/06 (a)	4,805,000
7,175,000	VMIG1(c)	Series D-1, Class I, SPA-FHLB, 3.580%, 12/6/06 (a)	7,175,000
2,400,000	VMIG1(c)	Series F-1, Class I, SPA-FHLB, 3.580%, 12/6/06 (a)(b)	2,400,000
1,885,000	A-1+	Utah State Housing Finance Agency, Single Family Mortgage, Series F-2,
		Class I, SPA-Bayerische Landesbank, 3.580%, 12/6/06 (a)	1,885,000
7,685,000	F1+(d)	Utah Water Finance Agency Revenue, P Floats PT-2740, AMBAC-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	7,685,000

		Total Utah	52,290,000

Virginia — 1.4%
3,125,000	A-1+	Fairfax County EDA, Smithsonian Institution, Series A, LOC-Bank of
		America, 3.480%, 12/7/06 (a)	3,125,000
2,460,000	VMIG1(c)	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank
		NA, 3.600%, 12/1/06 (a)	2,460,000
		Virginia College Building Authority, VA:
7,000,000	VMIG1(c)	Various Shenandoah University Projects, 3.630%, 12/1/06 (a)	7,000,000
4,935,000	A-1	Educational Facilities Revenue, Series 134, FSA-Insured, 3.520%,
		12/7/06 (a)	4,935,000
3,185,000	A-1+	Virginia Commonwealth University, General Series A, LOC-Wachovia Bank
		NA, AMBAC- Insured, 3.610%, 12/1/06 (a)	3,185,000

		Total Virginia	20,705,000

Washington — 2.3%
2,600,000	F1+(d)	Everett, WA, GO, LOC-Bank of America, 3.550%, 12/7/06 (a)	2,600,000
7,200,000	NR	Everett, WA, Public Facilities, 3.450% due 12/5/06	7,200,000
4,835,000	F1+(d)	Pierce County, WA, GO, Series 2840, AMBAC-Insured, SPA-Merrill Lynch
		Capital Services Inc., 3.520%, 12/7/06 (a)	4,835,000
3,300,000	F1+(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.520%, 12/7/06 (a)	3,300,000
11,000,000	A-1+	Washington State Health Care Facilities Authority Revenue, Empire Health
		Services, LOC-U.S. Bank N.A., 3.460%, 12/6/06 (a)	11,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Washington — 2.3% (continued)
$ 5,250,000	VMIG1(c)	Washington State Housing Finance Community MFH, Vintage Everett
		Living, Series A, LIQ-Fannie Mae, 3.560%, 12/7/06 (a)(b)	$5,250,000

		Total Washington	34,185,000

Wisconsin — 2.7%
5,910,000	F1+(d)	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (a)	5,910,000
4,995,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 3.600%,
		12/7/06 (a)(b)	4,995,000
3,030,000	A-1+	Wisconsin Housing & EDA, Housing Revenue, Series B, FSA-Insured, SPA-
		FHLB, 3.530%, 12/6/06 (a)	3,030,000
		Wisconsin State, HEFA Revenue:
4,000,000	A-1+	Gundersen Lutheran, Series A, FGIC-Insured, SPA-Dexia Credit Local,
		3.650%, 12/1/06 (a)	4,000,000
14,070,000	A-1+	Gundersen Lutheran, Series B, FGIC-Insured, SPA-Dexia Credit Local,
		3.670%, 12/1/06 (a)	14,070,000
7,500,000	VMIG1(c)	Jewish Home and Care Center, LOC-JPMorgan Chase, 3.500%, 12/7/06
		(a)	7,500,000

		Total Wisconsin	39,505,000

Wyoming — 1.4%
8,000,000	VMIG1(c)	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA, 3.520%,
		12/6/06 (a)	8,000,000
		Wyoming CDA Housing Revenue:
4,800,000	A-1+	3.520%, 12/6/06 (a)	4,800,000
8,000,000	A-1+	Series 7, SPA-State Street Bank & Trust Co., 3.510%, 12/1/06 (a)	8,000,000

		Total Wyoming	20,800,000

		TOTAL INVESTMENTS — 101.4% (Cost — $1,489,890,199#)	1,489,890,199
		Liabilities in Excess of Other Assets — (1.4)%	(20,285,066)

		TOTAL NET ASSETS — 100.0%	$1,469,605,133

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Rating by Moody’s Investors Service.
(d)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2006

IDR - Industrial Development Revenue
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
PCR - Pollution Control Revenue
PSF - Permanent School Fund
Q-SBLF - Qualified School Board Loan Fund
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes

Summary of Investments by Industry *

Hospitals	17.9%
General Obligation	17.4
Education	12.3
Transportation	9.7
Miscellaneous	8.4
Water and Sewer	6.7
Industrial Development	5.5
Housing: Multi-Family	4.8
Utilities	4.7
Public Facilities	3.2
Housing: Single Family	3.2
Pollution Control	2.5
Finance	1.8
Electric	0.9
Solid Waste	0.6
Municipal	0.2
Tax Allocation	0.2

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of November 30, 2006 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Legg Mason Partners Fund Advisor, LLC (the “Manager”) acts as the Investment Manager. At November 30, 2006, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 29, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 29, 2007